Pension, Savings, And Other Employee Benefits (Schedule Of Health Care Cost Trend Rate Assumption Has A Significant Effect On The Amounts Reported) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Pension, Savings, And Other Employee Benefits [Abstract]
Adjusted total service and interest cost components, Effect of a 1% increase in assumed health care cost trend rates	$ 1,068
Adjusted total service and interest cost components, Effect of a 1% decrease in assumed health care cost trend rates	(1,006)
Adjusted postretirement benefit obligation at end of plan year, Effect of a 1% increase in assumed health care cost trend rates	21,081
Adjusted postretirement benefit obligation at end of plan year, Effect of a 1% decrease in assumed health care cost trend rates	$ (19,481)